Note 14 - Financial Instruments with Off-balance Sheet Risk - Financial Instruments with Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments to extend credit	$ 132,605	$ 146,450
Letters of credit	$ 615	$ 1,076